Financial Instrument - Functional Currencies of Respective Entities on Pre-tax Profit/ (Loss) and Pre-tax Equity (Detail) - Currency risk [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ 13,207	$ 175	₨ 10,287
Effect on pre-tax equity of a 10% strengthening in currency			0
India, Rupees
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ 276	$ 4	₨ (975)